Capital Management and Risk Policies	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Capital Management and Risk Policies

NOTE 45. CAPITAL MANAGEMENT AND RISK POLICIES
The tasks related to risk information and internal control of each of the companies controlled by Grupo Financiero Galicia are defined and carried out rigorously by each of them.
Corporate risk management is monitored by the Audit Committee, which as well gathers and analyzes the information submitted by the main controlled companies.
As concerns risks, Banco Galicia embraces a policy that takes into consideration several aspects of the business and operations, abiding by the main guidelines of internationally accepted standards.
The specific function of the integral management of risks faced by Banco Galicia has been assigned to the Risk Area Management, ensuring its independence from the rest of the business areas by depending directly on the Bank’s General Management. Likewise, in order to have timely information and an agile and efficient structure that allows responding and adapting to the prevailing macro and microeconomic variables, the functions of granting and recovering credits, both for companies and individuals, are in charge of managements directly reporting to the Area, thus seeking greater efficiency in decision-making.
Additionally, the control and prevention of the risks of money laundering, terrorist financing, and other illicit activities, are in charge of the Prevention of Money Laundering Management, reporting to the Board of Directors, thus ensuring the Board of Directors is fully knowledgeable of the risks the Bank is exposed to, being in charge of designing and proposing the required policies and procedures for their identification, evaluation, follow-up, control, and mitigation.
The Risk Appetite framework has been specified as the risk level that would eventually be assumed in order to meet the business objectives. This specified Risk Appetite framework counts on different levels of risk acceptance, both in individual and consolidated terms. The Risk Appetite monitors, through a series of metrics and associated thresholds, the main risks assumed by the Bank, and divides them into the following dimensions: (i) Capital Risk (or Solvency); (ii) Financial Risk; (iii) Credit Risk; (iv) Operational Risk; (v) Cybersecurity. It should be noted that the last two dimensions also include monitoring the Reputational and Technological Risks.
Additionally, the Risks Area Management monitors the risk appetite set up, and conducts prospective analysis of the risk levels, aligning the management to the strategy and the business plan defined by the Board of Directors. It also promotes corporate policies aimed at mitigating verified (or potential) deviations from the accepted risk levels.
Capital Management
The Company’s goals are to generate returns to its shareholders, benefits to other groups of interest and keep the best capital structure. The latter will be given by the needs for investment in subsidiaries and new ventures, keeping the expected profitability levels and complying with the liquidity and solvency goals set.
Banco Galicia’s subsidiary determines the minimum capital requirement for each risk, in accordance with Argentine Central Bank regulations. The capital risk management is cross-sectional with respect to the other risks. Senior management is responsible for monitoring, overseeing, adjusting and ensuring compliance with its stated goals concerning capital management.
The Capital Adequacy Assessment Process (Proceso de Evaluación de Suficiencia de Capital—PESC) (reflected in the Capital Adequacy Report—IAC, as per its acronym in Spanish) enables to assess the relationship between own resources available and necessary resources to maintain an appropriate risk profile. This process also allows for the identification of both the economic capital needs and the sources to meet such needs.
To perform stress tests, four scenarios with different likelihood of occurrence are defined, which could affect the solvency and liquidity. The most likely to occur scenarios are used in management stress testing and are referred to when defining Risk Appetite thresholds. The least-likely to occur or least-severe scenarios are used in developing the Recovery Plan, which specifies the protocol defined for situations or events that may compromise the Bank’s operational capacity.
As of December 31, 2022, and December 31, 2021, Banco Galicia complied with the minimum capital requirement established by the Argentine Central Bank regulations. The balances of these items for Banco Galicia are detailed below, in accordance with the regulations and the currency in force each year.
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2022, and December 31, 2021, is as follows:

	12.31.22	12.31.21
Basic Shareholders’ Equity	505,589,433	257,700,315
(Deductible Items)	(63,094,866)	(35,563,896)
Equity Tier 1	442,494,567	222,136,419
Complementing shareholders’ Equity	36,138,983	29,006,025
Equity Tier 2	36,138,983	29,006,025
Regulatory Capital (RPC)	478,633,550	251,142,444
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.22	12.31.21
Credit Risk	109,407,718	63,920,141
Market Risk	6,642,210	1,133,654
Operational Risk	36,743,804	20,190,530
Minimum Capital Requirement	152,793,732	85,244,325
Integration	478,633,550	251,142,444
Excess	325,839,818	165,898,119
Financial Risks
Financial risk is a phenomenon inherent to the financial brokerage activity. The exposure to the different financial risk factors is a natural circumstance that cannot be completely avoided without affecting the Group’s long-term economic viability. However, the lack of management regarding risk exposures is one of the most significant short-term threats. Risk factors need to be identified and managed within a specific policy framework that envisages the profile and the level of risk it has been decided to take to achieve long-term strategic goals.
Market Risk
The “price risk” is the possibility of incurring losses as a consequence of the variation of the market price of financial assets whose value is subject to negotiation. Financial assets subject to “trading” or allocated to “own positions” will be government and private debt securities, shares, currencies, derivatives and debt instruments issued by the Argentine Central Bank.
Brokerage/trading transactions that are allowed and regulated by the Policy are as follows:
•Brokerage of Government and Provincial Securities.
•Brokerage of Currencies on the Spot and Futures Markets
•Brokerage of Interest Rate Derivatives. Interest Rate Futures and Interest Rate Swaps.
•Brokerage of Debt Instruments Issued by the Argentine Central Bank.
•Brokerage of Third-party Debt securities.
•Brokerage of Shares.
For the fiscal year 2022, a unified limit was set for all operations of Ps.13,017,000.
The “price risk” (market) is daily managed according to the strategy approved, the purpose of which is to keep the Group present in the different currencies, variable- and fixed-income and derivatives markets, while obtaining the maximum return as possible on brokerage, without exposing the latter to excessive risk levels. Finally, the designed policy contributes to providing transparency and facilitates the perception of the risk levels to which it is exposed. In order to measure and monitor risks derived from the variation in the price of financial instruments that form the trading or brokerage securities portfolio, a model known as “Value at Risk” (also known as “VaR”) is used. This model determines the possible loss that could be generated by different financial instruments at each time under the following critical parameters.
Currency Risk
The composition of Assets and Liabilities in domestic currency and foreign currency exposes the Bank’s financial position to the so-called “Currency Risk”, as a consequence of market fluctuations in the prices of the different currencies in which Assets and Liabilities are nominated.
The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

	Balances as of 12.31.22
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	563,733	(465,334)	(22,858)	75,541
Euro	5,758	(2,247)	—	3,511
Canadian Dollar	60	(12)	—	48
Real	70	—	—	70
Swiss Franc	80	(53)	—	27
Others	203	(112)	—	91
Total	569,904	(467,758)	(22,858)	79,288

	Balances as of 12.31.21
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	488,662	(484,868)	(2,515)	1,279
Euro	5,733	(1,214)	—	4,519
Canadian Dollar	62	(8)	—	54
Real	76	—	—	76
Swiss Franc	173	(62)	—	111
Others	166	(27)	—	139
Total	494,872	(486,179)	(2,515)	6,178

		Balances as of 12.31.22		Balances as of 12.31.21
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	7,554	83,095	128	1,407
	-10%	(7,554)	67,987	(128)	1,151
Euro	10%	351	3,862	452	4,971
	-10%	(351)	3,160	(452)	4,067
Canadian Dollar	10%	5	53	5	59
	-10%	(5)	43	(5)	49
Real	10%	7	77	8	84
	-10%	(7)	63	(8)	68
Swiss Franc	10%	3	30	11	122
	-10%	(3)	24	(11)	100
Others	10%	9	100	14	153
	-10%	(9)	82	(14)	125
Interest Rate Risk
The different sensitivity of assets and liabilities to changes in “market interest rates” exposes the Group to the “interest rate risk”. It is the risk that the financial margin and the economic value of equity may vary as a consequence of fluctuations in market interest rates. The magnitude of such variation is associated with the sensitivity to interest rates of the structure of the Group’s assets and liabilities.
This risk factor (the change in interest rates) has an impact on two key variables: the “Net Financial Income (Expense)” and the “Present Value of Shareholders’ Equity”.
These methodologies imply a “short-term” approach (RFN), for which a “base case scenario” is submitted to a 400 basis points “interest rates” shock for Argentine pesos, and 200 basis points for Dollars and CER/UVA, and the variation of the Net Financial Income is estimated and compared with the limits assigned to said changes in the variables subject to control. For “long-term approach” (VP), statistical simulations of interest rates are performed, and a “critical” scenario is obtained, arising from the exposure to the interest rate risk presented by the balance sheet structure. The economic capital is obtained from the difference resulting from the “critical” scenario and the balance sheet market value, within a 99.5% confidence interval.
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.22
Total Financial Assets	1,564,252,720	222,116,924	182,093,779	174,281,923	859,624,928	3,002,370,274
Total Financial Liabilities	1,798,114,983	141,984,868	77,437,893	33,176,025	583,504,155	2,634,217,924
Net Amount	(233,862,263)	80,132,056	104,655,886	141,105,898	276,120,773	368,152,350
As of 12.31.21
Total Financial Assets	1,218,248,178	227,522,500	207,081,498	301,340,191	1,021,168,289	2,975,360,656
Total Financial Liabilities	1,594,006,099	187,902,631	74,947,553	47,271,067	668,187,409	2,572,314,759
Net Amount	(375,757,921)	39,619,869	132,133,945	254,069,124	352,980,880	403,045,897
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2022. The percentage change budgeted by the Group for fiscal year 2022 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	-100 bp	(490,165)	(0.1)%
Increase in Interest Rate	100 bp	490,165	0.1%
Liquidity Risk
It contemplates the risk that the Group is unable to offset or liquidate a position at market value because:
•the assets that are part thereof do not have a sufficient secondary market; or
•market changes.
In measuring and daily following up the “stock liquidity” an internal model is used, which contemplates the characteristics of behavior of the Group’s main funding sources. Based on the Group’s experience in connection with the changes in deposits and other liabilities, this model determines the “liquidity requirements” applied to liabilities subject to the policy and give rise to the “Management Liquidity Requirement”. In determining these liquid resources, the remaining term of liabilities is also contemplated, as well as the currency in which they are denominated. The resulting liquidity requirement is allocated to “eligible assets” set by the policy. The management liquidity requirement, along with the legal minimum cash requirements, are part of the total liquidity available.
Daily liquidity management is supplemented by the estimated available funds or needs for the day, considering the opening balance of Argentine Central Bank’s account, deducting the daily minimum requirement, and including the main movements for the day. The latter results in the overestimated/underestimated balance that will be considered by operators in order to place funds or meet the financing needs.
The monthly liquidity follow-up and control from the “flow” standpoint, called “liquidity mismatch/liquidity gap”, are performed by estimating the accumulated mismatches within the first year as a percentage of total liabilities. The gap methodology used (contractual gaps) is consistent with the best international practices in the field.
In addition, the concentration of deposits is followed up and measured. In order to mitigate this risk factor, the policy designed restricts the involvement of two groups of customers to the total deposits: the first 10 customers and second 50 customers.
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2022, and December 31, 2021, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.22
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,014,064,047	1,114,527	1,313,225	5,516,817	—	1,022,008,616
Derivative Financial Instruments	3,327,780	—	—	—	—	3,327,780
Repurchase Transactions	119,021,390	—	—	—	—	119,021,390
Other Financial Assets	45,835,239	406,230	492,319	6,751,750	6,907,439	60,392,977
Loans and Other Financing	572,812,215	533,673,648	228,700,321	196,987,889	130,918,430	1,663,092,503
Other Debt Securities	367,461,993	642,649	927,063	2,624,321	—	371,656,026
Financial Assets Pledged as Collateral	152,102,733	—	—	—	—	152,102,733
Investments in Equity Instruments	2,239,039	—	—	—	—	2,239,039
Liabilities
Deposits	2,093,575,083	97,575,203	6,076,398	115,785	18	2,197,342,487
Liabilities at fair value through profit or loss	78,223	—	—	—	—	78,223
Derivative Financial Instruments	1,694,114	—	—	—	—	1,694,114
Other Financial Liabilities	239,554,117	101,045,209	370,307	2,605,966	917,819	344,493,418
Lease liabilities	229,377	716,603	890,882	3,233,811	1,725,391	6,796,064
Financing Received from the Argentine Central Bank and Other Financial Institutions	8,669,292	20,461,200	18,339,685	1,906,501	—	49,376,678
Debt Securities	8,357,182	38,668,400	24,315,628	28,427,101	—	99,768,311
Subordinated Debt Securities	1,721,348	—	1,721,348	54,145,714	—	57,588,410

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.21
Assets
Debt Securities measured at Fair Value through Profit or Loss	459,158,409	562,960	1,141,167	1,795,216	—	462,657,752
Derivative Financial Instruments	2,429,223	—	—	—	—	2,429,223
Repurchase Transactions	401,893,669	—	—	—	—	401,893,669
Other Financial Assets	28,902,509	239,689	290,485	6,710,386	—	36,143,069
Loans and Other Financing	535,304,629	544,921,482	351,054,269	226,381,525	72,794,906	1,730,456,811
Other Debt Securities	190,132,678	592,931	446,943	1,411,804	—	192,584,356
Financial Assets Pledged as Collateral	68,636,679	—	—	—	—	68,636,679
Investments in Equity Instruments	7,028,660	—	—	—	—	7,028,660
Liabilities
Deposits	1,911,054,137	124,684,660	5,988,451	219,481	43	2,041,946,772
Liabilities measured at Fair Value trough Profti or Loss	147,408	—	—	—	—	147,408
Derivative Financial Instruments	1,387,179	—	—	—	—	1,387,179
Repurchase transactions	631,362	—	—	—	—	631,362
Other Financial Liabilities	254,688,554	117,499,174	346,675	51,455	9802	372,595,660
Lease Liabilities	222,781	1,110,498	1,254,803	7,343,487	1,188,196	11,119,765
Financing Received from the Argentine Central Bank and Other Financial Institutions	10,129,288	9,005,852	30,998,853	7,751,230	—	57,885,223
Debt Securities	2,958,930	29,667,331	18,480,066	12,457,369	—	63,563,696
Subordinated Debt Securities	1,940,226	—	1,940,226	64,911,070	—	68,791,522
Credit Risk
Credit risk arises from the possibility of suffering losses due to a debtor’s or counterparty’s noncompliance with its contractual obligations. It is the one that requires the greatest need for capital, including that arising from the risk of individual and sectorial concentration, which represents supplementary approximations to the intrinsic credit risk.
Accordingly, the Group uses credit assessment and risk monitoring tools that allow the entity to manage risks in a streamlined and controlled manner and that foster the adequate diversification of portfolios, both on an individual basis and by economic sector, thus controlling its exposure to potential risks.
The credit quality of debt securities as of December 31, 2022, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.22
AAA	—	—	—	—	—	2,563,265	121,962	2,685,227
AA+	—	—	39,560	—	—	—	—	39,560
AA	—	77,887	—	—	—	—	385,787	463,674
AA-	—	—	—	—	—	—	121,920	121,920
A+	—	—	—	—	—	—	8,021	8,021
A1	—	—	—	—	—	—	27,708	27,708
A	—	—	—	—	—	—	82,173	82,173
A2	—	—	—	—	—	—	363,054	363,054
A-	—	—	—	—	—	—	40,443	40,443
BBB	—	700,578	—	—	—	—	41,866	742,444
BBB.ar	—	—	—	—	—	—	21	21
B1	—	255,500	—	—	—	—	—	255,500
B	—	1,425,757	—	—	—	—	—	1,425,757
BB-	—	—	—	—	—	—	43,745	43,745
CCC	10,212,442	—	—	55,580,913	—	—	—	65,793,355
C	—	—	—	—	720,162,015	—	15,706	720,177,721
Total	10,212,442	2,459,722	39,560	55,580,913	720,162,015	2,563,265	1,252,406	792,270,323
The credit quality of debt securities as of December 31, 2021, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.21
AAA	18,798,087	—	72	76,066,303	—	—	1,188,114	96,052,576
AA+	—	—	102,938	—	—	—	1,597,485	1,700,423
AA	10,942	—	—	61,085	—	—	21,217	93,244
AA-	—	—	—	—	—	—	3,161	3,161
A+	—	—	—	—	—	—	16,820	16,820
A1	—	—	—	—	—	—	75,886	75,886
A1+	—	—	2,466,371	—	—	—	995,099	3,461,470
A	—	—	—	—	—	—	715,736	715,736
A2	—	476,567	—	—	—	—	2,560	479,127
A-	—	—	—	—	—	—	76,156	76,156
A3	—	1,227,222	—	—	—	—	—	1,227,222
Baa1	—	—	184,726	—	—	—	—	184,726
Baa3	—	—	—	—	—	—	66,923	66,923
B1	—	279,082	—	—	—	—	—	279,082
B	—	132,512	—	—	—	—	—	132,512
BB-	—	—	—	—	—	—	3,647	3,647
BBB-	—	1,250,269	—	—	—	—	—	1,250,269
CCC	49,705	—	—	—	—	—	—	49,705
C	—	—	—	—	353,680,977	—	39,331	353,720,308
Total	18,858,734	3,365,652	2,754,107	76,127,388	353,680,977	—	4,802,135	459,588,993
Summary of credit risk
The following disclosures present the gross carrying amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for loan losses.
Those credits that do not have reasonable expectations of recovering the contractual cash flows are eliminated from the Group’s assets and are recognized in “Off-balance Items”.
The credit quality related to loans granted is detailed in Schedule B.
The breakdown by term of “Net Loans and Other Financing” is detailed in Schedule D.
Impairment of financial assets
The “Expected Credit Loss” (“ECL”) model applies to financial assets which are valued at both amortized cost and fair value through OCI.
The standard establishes three categories to classify financial instruments, primarily considering the credit risk evolution over time. Stage 1 includes financial assets with normal or no significant risk associated; Stage 2 includes financial assets for which a significant increase in credit risk (“SICR”) has been identified but they are not yet deemed to be credit-impaired, and Stage 3 comprises financial assets which are defaulted and/or subject to serious risk of impairment.
To calculate the provisions for credit impairment risk, IFRS 9 differentiates between each of the three stages. The resulting concepts are explained as follows:
•Expected Credit Losses within a 12-month period: possible events of default within the 12 months following the date of the presentation of financial statements. Assets included in Stage 1 have their ECL measured at 12-month ECL.
•Lifetime Expected Credit Losses: ECL during the active period of the financial asset, which results of calculating the probability of impairment of an asset throughout its duration, up until its maturity. Instruments in Stage 2 or 3 have their ECL measured based on lifetime ECL.
A pervasive concept in measuring ECL in accordance with IFRS 9 is that it should consider forward looking information. The Group has included below an explanation on how it has incorporated this in its ECL models.
Grouping of instruments for losses measured on a collective basis
For expected credit loss provisions modelled on a collective basis, a grouping of exposures is performed based on shared risks characteristics, such that risk exposures within group are homogeneous. In performing this grouping, there must be sufficient information for the group to be statistically credible. Where sufficient information is not available internally, the Group has considered benchmarking internal/external supplementary data to use for modelling purposes.
The Group has identified four groupings: Retail, Retail-like, Wholesale and Naranja X, amongst these four segments the Group estimates parameters in a more granular way based on the shared risk characteristics.
Stage classification
Each subsidiary of Grupo Galicia classifies financial instruments subject to impairment under IFRS 9 in stages, as follows:
•Stage 1: in the case of retail portfolios, it includes every operation up to 31 days past due. In the case of wholesale portfolios, it considers every client whose BCRA situation indicates a normal status (A1) (i.e. low risk of bankruptcy).
•Stage 2: considers two groups:
•For retail and retail like Portfolios between 31 and 90 days past due. For wholesale it considers credit ratings for which the risk of default has increased significantly (B).
•Probability of Default (“PD”) or Score with impairment risk.
•Stage 3: For retail portfolios, it includes every operation amounting 90 or more days past due. For wholesale portfolios, it considers every client whose BCRA situation indicates serious risk of bankruptcy (C, D, E). Furthermore, this stage also includes refinanced transactions originated more than 90 days past due or with another transaction in force within the last 24 months.
Significant Increase in credit risk
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:
____________________

[1]	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure (*)
- BCRA situation B1
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

(*)	It refers to customers who have been in stage 3 and back to stage 1, the entity has decided to keep them in stage 2.
(**)	Internal scoring.
Definition of Default
A financial asset is in default whenever a payment is more than 90 days past due, or if the Company considers the payment will not be fully reimbursed.
The credit analysis for wholesale loans is not the same as for retail loans, Grupo Galicia’s definition of default for wholesale portfolios is based on a credit analysis of the individual borrower.
The default definition has been applied consistently to model the Probability of Default (PD), Exposure at Default (EAD) and Loss given Default (LGD) throughout the Group’s expected loss calculations:
•Probability of Default (“PD”): it represents the likelihood of a borrower defaulting on its financial obligation (as per the definition of default included above), either over the next 12 months or the remaining lifetime of the obligation.
•Exposure at the moment of Default (“EAD”): it is based on the amounts the Group expects to be owed at the time of default, over the next 12 months or over the remaining lifetime. For example, for a revolving commitment, the Group includes the current draw down balance plus any further amount that it is expected to be drawn up to the current contractual limit by the potential time of default.
•Loss given Default (“LGD”): this represents Grupo Galicia’s expectation of effective loss from the total exposure at default. Its value changes according to the counterparty, seniority of the claim and availability of collateral or other credit support. LGD is expressed as a percentage loss per Peso of exposure at the time of default and is calculated over the term of the relevant obligation.
An instrument is considered to no longer be in default when it no longer meets any of the default criteria above mentioned.
Methodology for Expected Credit Loss estimation
Expected credit loss impairment allowances recognized in the financial statements reflect the effect of a range of possible economic outcomes, calculated on a probability-weighted basis, based on the economic scenarios described below. The recognition and measurement of expected credit losses (‘ECL’) involves the use of significant judgment and estimation. It is necessary to formulate multiple forward-looking economic forecasts and incorporate them into the ECL estimates. Grupo Galicia uses a standard framework to form economic scenarios to reflect assumptions about future economic conditions, supplemented with the use of management judgment, which may result in using alternative or additional economic scenarios and/or management adjustments.
IFRS 9 establishes the following standards regarding the estimation of credit loss:
•An unbiased weighted probability index determined by the evaluation of different outcomes.
•Time value of money
•Reasonable and sustainable information available at no additional cost or effort that provides evidence to support forecasts, as well as present conditions and past events.
According to IFRS 9, Grupo Galicia prepared three different scenarios with different probabilities: a base scenario with 70% probability of occurrence, a pessimistic scenario with 15% probability of occurrence and an optimistic scenario with 15% probability of occurrence.

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%
In order to toake time value of money into account, Grupo assumes expected losses will take place according to the PD behavior.
The ECL is determined by calculating the PD, EAD and LGD for each future month or collective segment. These three components are multiplied together and adjusted for forward looking information. This effectively calculates an ECL for each future month, which is then discounted back to the reporting date and summed. The discount rate used in the ECL calculation is the original effective interest rate or an estimation of it.
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections (%)		QI - 2023 (*)	QII - 2023 (*)	QIII - 2023 (*)	QIV - 2023 (*)
GDP	Base	0.5%	2.3%	4.7%	2.2%
	Optimistic	-0.5%	0.3%	1.6%	-1.8%
	Pessimistic	1.6%	4.4%	8.0%	6.5%
Unemployment Rate	Base	-12.7%	-14.7%	-12.8%	-9.8%
	Optimistic	-10.5%	-12.6%	-10.6%	-7.4%
	Pessimistic	-17.9%	-19.7%	-17.8%	-15.3%
Real Salary	Base	4.8%	7.1%	2.2%	4.9%
	Optimistic	2.7%	3.0%	-3.0%	-2.3%
	Pessimistic	6.8%	10.4%	5.7%	10.3%
Badlar rate	Base	-40.3%	-27.4%	2.5%	9.1%
	Optimistic	-37.5%	-20.4%	18.1%	32.9%
	Pessimistic	-45.8%	-40.2%	-22.9%	-24.9%
Consumer Price Index (CPI)	Base	-52.9%	-54.1%	-52.6%	-51.6%
	Optimistic	-51.4%	-51.3%	-48.5%	-46.0%
	Pessimistic	-55.2%	-58.4%	-59.0%	-60.0%
(*) These variations were calculated based on annual basis.
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%
Grupo Financiero Galicia ECL	69,963,024	73,414,144
Retail, Retail like and Wholesale ECL	53,494,466	54,423,670
Naranja ECL	16,468,558	18,990,474

Scenario 2 (change in forecast PIB, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	1%	5%	1%
Unemployment Rate	10%	10%	10%
Real Salary	-5%	-5%	-5%
Badlar	5%	2%	5%
CPI	2%	2%	2%
Grupo Financiero Galicia ECL		76,673,078
Retail, Retail like and Wholesale RCL		57,682,604
Naranja ECL		18,990,474
Maximum exposure to credit risk
Unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when they are 30 days past due (“DPD”) and are transferred from stage 1 to stage 2. The following disclosure presents the ageing of stage 2 financial assets. It distinguishes those assets that are classified as stage 2 when they are less than 30 days past due (1-29 DPD) from those that are more than 30 DPD (30 and >DPD). Past due financial instruments are those loans where customers have failed to make payments in accordance with the contractual terms of their facilities.
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	338,150,700	48,504,317	2,774,855	389,429,872	433,722,384
1-30	6,906,848	3,991,341	596,248	11,494,437	11,861,749
31-60	—	3,574,414	483,375	4,057,789	4,344,289
61-90	—	3,408,034	1,129,396	4,537,430	3,027,636
Default	—	—	16,272,757	16,272,757	27,483,672
Gross Carrying amount	345,057,548	59,478,106	21,256,631	425,792,285	480,439,730
Loss allowance	(13,799,965)	(10,449,275)	(17,663,734)	(41,912,974)	(60,820,412)
Net Carrying amount	331,257,583	49,028,831	3,592,897	383,879,311	419,619,318

	Retail like Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	285,232,375	13,791,961	991,392	300,015,728	332,411,365
1-30	3,252,010	765,050	335,489	4,352,549	3,582,700
31-60	—	984,980	178,799	1,163,779	754,843
61-90	—	311,254	322,016	633,270	515,614
Default	—	—	2,569,606	2,569,606	4,338,644
Gross Carrying amount	288,484,385	15,853,245	4,397,302	308,734,932	341,603,166
Loss allowance	(4,460,088)	(853,819)	(2,758,796)	(8,072,703)	(8,236,841)
Net Carrying amount	284,024,297	14,999,426	1,638,506	300,662,229	333,366,325

	Wholesale Portfolio
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	903,893,469	5,013,457	—	908,906,926	1,000,961,837
B1	—	960,759	—	960,759	417,940
Default	—	—	406,853	406,853	1,422,154
Gross Carrying amount	903,893,469	5,974,216	406,853	910,274,538	1,002,801,931
Loss allowance	(2,811,154)	(426,487)	(271,148)	(3,508,789)	(4,898,659)
Net Carrying amount	901,082,315	5,547,729	135,705	906,765,749	997,903,272

	Naranja X
	December 31, 2022				December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	303,711,671	1,995,712	482,741	306,190,124	329,892,757
1-30	18,495,084	806,646	139,159	19,440,889	15,737,905
31-60	—	6,682,840	144,715	6,827,555	4,724,469
61-90	—	2,820,265	114,012	2,934,277	2,473,086
Default	—	—	8,280,357	8,280,357	7,727,163
Gross Carrying amount	322,206,755	12,305,463	9,160,984	343,673,202	360,555,380
Loss allowance	(7,874,190)	(3,297,262)	(5,297,106)	(16,468,558)	(18,763,655)
Net Carrying amount	314,332,565	9,008,201	3,863,878	327,204,644	341,791,725

	Retail Portfolio
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	320,364,389	107,481,301	5,876,694	433,722,384	479,431,987
1-30	5,017,194	5,631,652	1,212,903	11,861,749	11,915,088
31-60	—	3,453,046	891,243	4,344,289	3,076,452
61-90	—	1,754,004	1,273,632	3,027,636	1,929,130
Default	—	—	27,483,672	27,483,672	16,338,835
Gross Carrying amount	325,381,583	118,320,003	36,738,144	480,439,730	512,691,492
Loss allowance	(11,385,942)	(19,512,589)	(29,921,881)	(60,820,412)	(69,025,765)
Net Carrying amount	313,995,641	98,807,414	6,816,263	419,619,318	443,665,727

	Retail like Portfolio
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	299,083,771	31,221,936	2,105,658	332,411,365	346,717,647
1-30	2,153,637	1,026,827	402,236	3,582,700	5,083,637
31-60	—	591,067	163,776	754,843	636,424
61-90	—	273,453	242,161	515,614	179,077
Default	—	—	4,338,644	4,338,644	3,491,097
Gross Carrying amount	301,237,408	33,113,283	7,252,475	341,603,166	356,107,882
Loss allowance	(502,138)	(2,651,733)	(5,082,970)	(8,236,841)	(13,295,225)
Net Carrying amount	300,735,270	30,461,550	2,169,505	333,366,325	342,812,657

	Wholesale Portfolio
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	967,578,509	33,383,328	—	1,000,961,837	812,383,746
B1	—	417,940	—	417,940	2,946,857
Default	—	—	1,422,154	1,422,154	2,340,836
Gross Carrying amount	967,578,509	33,801,268	1,422,154	1,002,801,931	817,671,439
Loss allowance	(2,854,090)	(623,198)	(1,421,371)	(4,898,659)	(9,378,252)
Net Carrying amount	964,724,419	33,178,070	783	997,903,272	808,293,187

	Naranja X
	December 31, 2021				December 31, 2020
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	325,828,310	3,505,494	558,953	329,892,757	256,552,154
1-30	14,711,777	863,047	163,081	15,737,905	10,332,004
31-60	—	4,626,519	97,950	4,724,469	2,648,967
61-90	—	2,389,335	83,751	2,473,086	1,186,546
Default	—	—	7,727,163	7,727,163	5,806,493
Gross Carrying amount	340,540,087	11,384,395	8,630,898	360,555,380	276,526,164
Loss allowance	(11,059,883)	(2,449,329)	(5,254,443)	(18,763,655)	(18,068,601)
Net Carrying amount	329,480,204	8,935,066	3,376,455	341,791,725	258,457,563
The Grupo Galicia employs a range of policies and practices to mitigate credit risk. The most common of these is accepting collateral for loans or funds advanced. The Group has internal policies on the acceptability of specific classes of collateral.
The Grupo Galicia policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by the Group since the prior period.
This table provides information on balance sheet items and their collateral in offsets as well as loan and other credit-related commitments.
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Net Gross Carrying Amount	Collateral´s Fair Value
Advances	66,463,313	(1,396,467)	65,066,846	—
Documents	310,595,276	(1,004,755)	309,590,521	—
Mortgage Loans	19,400,825	(4,050,793)	15,350,032	296,771,586
Pledge Loans	25,613,225	(201,195)	25,412,030	135,790,974
Personal Loans	113,819,719	(14,698,456)	99,121,263	—
Credit Card Loans	650,493,992	(30,802,855)	619,691,137	—
Financial Leases	3,478,221	(29,020)	3,449,201	—
Others	798,610,386	(17,779,483)	780,830,903	222,172,002
Total as of December 31, 2022	1,988,474,957	(69,963,024)	1,918,511,933	654,734,562
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	43,745
50 to 60%	12,632
60 to 70%	4,474
70 to 80%	1,393
80 to 90%	731
90 to 100%	400
Higher than 100%	416
Total	63,791
Evolution of the exposure to credit risk and the related allowances
The credit risk allowance recognized in the fiscal year is affected by a variety of factors, such as:
•transfers between Stage 1 and Stages 2 or 3 because the financial instruments experience significant credit risk increases (or decreases), or become impaired in the period, with the corresponding “increase” (or “decrease”) between the 12-month and Lifetime ECL;
•additional allocations for new financial instruments recognized during the fiscal year, as well as reversals of allowances for loan losses for financial instruments derecognized in the fiscal year;
•impact on ECL measurements of changes in PD, EAD and LGD in the fiscal year, arising from the periodic update of inputs to the models;
•impact on ECL measurement due to changes in models and assumptions;
•impacts due to passing of time resulting from an update to the present value;
•local currency translations for assets denominated in foreign currency and other changes;
•financial assets derecognized during the period and application of allowances related to assets derecognized in the balance sheet during the fiscal year; and
The following tables explain the changes in the loss allowance between the beginning and the end of the fiscal year due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	11,385,942	19,512,589	29,921,881	60,820,412
Inflation effect	(7,076,542)	(9,365,996)	(14,643,752)	(31,086,290)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(386,558)	386,558	—	—
Transfer from Stage 1 to Stage 3	(203,345)	—	203,345	—
Transfer from Stage 2 to Stage 1	1,144,510	(1,144,510)	—	—
Transfer from Stage 2 to Stage 3	—	(556,417)	556,417	—
Transfer from Stage 3 to Stage 1	—	556,846	(556,846)	—
Transfer from Stage 3 to Stage 2	893,879	—	(893,879)	—
New Financial Assets Originated or Purchased	10,808,982	8,178,683	9,714,517	28,702,182
Changes in PDs/LGDs/EADs	911,533	1,114,440	(1,445,831)	580,142
Foreign exchange and other movements	(2,037,565)	(4,006,227)	1,533,738	(4,510,054)
Other movements with no P&L impact
Write-offs and other movements	(1,640,871)	(4,226,691)	(6,725,856)	(12,593,418)
Loss Allowance as of December 31, 2022	13,799,965	10,449,275	17,663,734	41,912,974

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	502,138	2,651,733	5,082,970	8,236,841
Inflation effect	(1,309,196)	(1,144,910)	(2,381,663)	(4,835,769)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(10,610)	10,610	—	—
Transfer from Stage 1 to Stage 3	(2,675)	—	2,675	—
Transfer from Stage 2 to Stage 1	45,464	(45,464)	—	—
Transfer from Stage 2 to Stage 3	—	(12,252)	12,252	—
Transfer from Stage 3 to Stage 1	—	46,431	(46,431)	—
Transfer from Stage 3 to Stage 2	32,962	—	(32,962)	—
New Financial Assets Originated or Purchased	4,818,218	634,751	2,043,634	7,496,603
Changes in PDs/LGDs/EADs	708,124	175,892	(25,254)	858,762
Foreign exchange and other movements	(125,987)	(1,343,062)	(480,160)	(1,949,209)
Other movements with no P&L impact
Write-offs and other movements	(198,350)	(119,910)	(1,416,265)	(1,734,525)
Loss Allowance as of December 31, 2022	4,460,088	853,819	2,758,796	8,072,703

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	2,854,090	623,198	1,421,371	4,898,659
Inflation effect	(1,384,307)	(322,304)	(469,961)	(2,176,572)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2,353)	2,353	—	—
Transfer from Stage 1 to Stage 3	(723)	—	723	—
Transfer from Stage 2 to Stage 1	62,106	(62,106)	—	—
Transfer from Stage 2 to Stage 3	—	(46)	46	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	3,169,125	389,542	148,122	3,706,789
Changes in PDs/LGDs/EADs	(2,978)	(32,146)	(97)	(35,221)
Foreign exchange and other movements	(62,244)	63,572	139,465	140,793
Other movements with no P&L impact
Write-offs and other movements	(1,821,562)	(235,576)	(968,521)	(3,025,659)
Loss Allowance as of December 31, 2022	2,811,154	426,487	271,148	3,508,789

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	11,059,883	2,449,329	5,254,443	18,763,655
Inflation effect	(6,283,934)	(1,993,355)	(3,521,273)	(11,798,562)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(227,468)	227,468	—	—
Transfer from Stage 1 to Stage 3	(272,750)	—	272,750	—
Transfer from Stage 2 to Stage 1	160,125	(160,125)	—	—
Transfer from Stage 2 to Stage 3	—	(242,841)	242,841	—
Transfer from Stage 3 to Stage 1	—	15,409	(15,409)	—
Transfer from Stage 3 to Stage 2	21,088	—	(21,088)	—
New Financial Assets Originated or Purchased	3,808,598	4,107,568	6,463,039	14,379,205
Changes in PDs/LGDs/EADs	(1,687,752)	(171,569)	(384,925)	(2,244,246)
Foreign exchange and other movements	1,893,302	(231,845)	851,828	2,513,285
Other movements with no P&L impact
Write-offs and other movements	(596,902)	(702,777)	(3,845,100)	(5,144,779)
Loss Allowance as of December 31, 2022	7,874,190	3,297,262	5,297,106	16,468,558

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	14,566,640	37,129,499	17,329,625	69,025,764
Inflation effect	(5,131,753)	(11,610,961)	(9,361,388)	(26,104,102)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,000,522)	1,000,522	—	—
Transfer from Stage 1 to Stage 3	(359,222)	—	359,222	—
Transfer from Stage 2 to Stage 1	1,404,210	(1,404,210)	—	—
Transfer from Stage 2 to Stage 3	—	(1,095,367)	1,095,367	—
Transfer from Stage 3 to Stage 1	—	901,772	(901,772)	—
Transfer from Stage 3 to Stage 2	470,276	—	(470,276)	—
New Financial Assets Originated or Purchased	3,617,411	4,643,702	17,886,568	26,147,681
Changes in PDs/LGDs/EADs	660,892	1,666,662	(2,283,492)	44,062
Foreign exchange and other movements	(1,757,911)	(10,275,159)	11,036,132	(996,938)
Other movements with no P&L impact
Write-offs and other movements	(1,084,079)	(1,443,871)	(4,768,105)	(7,296,055)
Loss Allowance as of December 31, 2021	11,385,942	19,512,589	29,921,881	60,820,412

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	1,644,197	6,265,275	5,385,753	13,295,225
Inflation effect	(397,806)	(1,816,419)	(2,100,227)	(4,314,452)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(73,579)	73,579	—	—
Transfer from Stage 1 to Stage 3	(22,615)	—	22,615	—
Transfer from Stage 2 to Stage 1	88,736	(88,736)	—	—
Transfer from Stage 2 to Stage 3	—	(86,393)	86,393	—
Transfer from Stage 3 to Stage 1	—	91,506	(91,506)	—
Transfer from Stage 3 to Stage 2	134,051	—	(134,051)	—
New Financial Assets Originated or Purchased	328,643	98,061	4,021,445	4,448,149
Changes in PDs/LGDs/EADs	(503,959)	(341,225)	(505,660)	(1,350,844)
Foreign exchange and other movements	(3,623)	(1,368,845)	86,338	(1,286,130)
Other movements with no P&L impact
Write-offs and other movements	(691,907)	(175,070)	(1,688,130)	(2,555,107)
Loss Allowance as of December 31, 2021	502,138	2,651,733	5,082,970	8,236,841

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	5,762,039	1,832,073	1,784,140	9,378,252
Inflation effect	(1,621,545)	(663,489)	(506,298)	(2,791,332)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(41,528)	41,528	—	—
Transfer from Stage 1 to Stage 3	—	—	—	—
Transfer from Stage 2 to Stage 1	272,260	(272,260)	—	—
Transfer from Stage 2 to Stage 3	—	(600,730)	600,730	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	1,951,943	413,186	577	2,365,706
Changes in PDs/LGDs/EADs	468,363	25,084	(88,080)	405,367
Foreign exchange and other movements	(3,008,409)	(50,360)	676,978	(2,381,791)
Other movements with no P&L impact
Write-offs and other movements	(929,033)	(101,834)	(1,046,676)	(2,077,543)
Loss Allowance as of December 31, 2021	2,854,090	623,198	1,421,371	4,898,659

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2020	10,901,355	1,732,257	5,434,989	18,068,601
Inflation effect	(4,150,042)	(818,358)	(1,974,916)	(6,943,316)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(163,872)	163,872	—	—
Transfer from Stage 1 to Stage 3	(262,684)	—	262,684	—
Transfer from Stage 2 to Stage 1	433,524	(433,524)	—	—
Transfer from Stage 2 to Stage 3	—	(196,496)	196,496	—
Transfer from Stage 3 to Stage 1	—	20,759	(20,759)	—
Transfer from Stage 3 to Stage 2	333,281	—	(333,281)	—
New Financial Assets Originated or Purchased	6,959,111	2,782,950	5,694,790	15,436,851
Changes in PDs/LGDs/EADs	(1,976,128)	(275,449)	(596,722)	(2,848,299)
Foreign exchange and other movements	(165,286)	(36,732)	(78,800)	(280,818)
Other movements with no P&L impact
Write-offs and other movements	(849,376)	(489,950)	(3,330,038)	(4,669,364)
Loss Allowance as of December 31, 2021	11,059,883	2,449,329	5,254,443	18,763,655

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2019	16,212,557	7,511,120	18,319,003	42,042,680
Inflation effect	(5,714,689)	(5,590,035)	(6,541,478)	(17,846,202)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,465,659)	1,465,659	—	—
Transfer from Stage 1 to Stage 3	(347,548)	—	347,548	—
Transfer from Stage 2 to Stage 1	1,139,386	(1,139,386)	—	—
Transfer from Stage 2 to Stage 3	—	(988,108)	988,108	—
Transfer from Stage 3 to Stage 1	585,092	—	(585,092)	—
Transfer from Stage 3 to Stage 2	—	1,061,621	(1,061,621)	—
New Financial Assets Originated or Purchased	4,075,738	2,294,331	6,094,385	12,464,454
Changes in PDs/LGDs/EADs	7,087,517	33,062,541	8,110,954	48,261,012
Foreign exchange and other movements	(3,960,745)	1,557,157	1,618,501	(785,087)
Other movements with no P&L impact
Write-offs and other movements	(3,045,009)	(2,105,401)	(9,960,683)	(15,111,093)
Loss Allowance as of December 31, 2020	14,566,640	37,129,499	17,329,625	69,025,764

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2019	1,412,677	586,483	10,065,525	12,064,685
Inflation effect	(472,580)	(527,464)	(2,991,632)	(3,991,676)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(106,501)	106,501	—	—
Transfer from Stage 1 to Stage 3	(10,003)	—	10,003	—
Transfer from Stage 2 to Stage 1	86,330	(86,330)	—	—
Transfer from Stage 2 to Stage 3	—	(25,863)	25,863	—
Transfer from Stage 3 to Stage 1	(50,469)	—	50,469	—
Transfer from Stage 3 to Stage 2	—	212,515	(212,515)	—
New Financial Assets Originated or Purchased	1,408,460	458,350	3,820,066	5,686,876
Changes in PDs/LGDs/EADs	(3,309,974)	5,077,553	1,949,467	3,717,046
Foreign exchange and other movements	3,393,691	1,257,930	(57,840)	4,593,781
Other movements with no P&L impact
Write-offs and other movements	(707,434)	(794,400)	(7,273,653)	(8,775,487)
Loss Allowance as of December 31, 2020	1,644,197	6,265,275	5,385,753	13,295,225

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2019	1,996,426	885,647	17,983,770	20,865,843
Inflation effect	88,356	(38,504)	(4,582,608)	(4,532,756)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(177,575)	177,575	—	—
Transfer from Stage 1 to Stage 3	(39)	—	39	—
Transfer from Stage 2 to Stage 1	15,741	(15,741)	—	—
Transfer from Stage 2 to Stage 3	—	(50,175)	50,175	—
Transfer from Stage 3 to Stage 1	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
New Financial Assets Originated or Purchased	1,779,765	312,415	146,712	2,238,892
Changes in PDs/LGDs/EADs	5,396,825	1,214,580	2,661,278	9,272,683
Foreign exchange and other movements	319,447	218,270	(47,306)	490,411
Other movements with no P&L impact
Write-offs and other movements	(3,656,907)	(871,994)	(14,427,920)	(18,956,821)
Loss Allowance as of December 31, 2020	5,762,039	1,832,073	1,784,140	9,378,252

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2019	8,099,136	2,818,599	18,756,242	29,673,977
Inflation effect	(2,829,398)	(856,196)	(5,317,832)	(9,003,426)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(212,200)	212,200	—	—
Transfer from Stage 1 to Stage 3	(428,479)	—	428,479	—
Transfer from Stage 2 to Stage 1	—	(455,791)	455,791	—
Transfer from Stage 2 to Stage 3	511,451	(511,451)	—	—
Transfer from Stage 3 to Stage 1	318,643	—	(318,643)	—
Transfer from Stage 3 to Stage 2	—	39,923	(39,923)	—
New Financial Assets Originated or Purchased	8,587,755	729,179	778,649	10,095,583
Changes in PDs/LGDs/EADs	855,643	241,941	860,966	1,958,550
Foreign exchange and other movements	—	—	—	—
Other movements with no P&L impact
Write-offs and other movements	(4,001,196)	(486,147)	(10,168,740)	(14,656,083)
Loss Allowance as of December 31, 2020	10,901,355	1,732,257	5,434,989	18,068,601
The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	325,381,583	118,320,003	36,738,144	480,439,730
Transfers:
Transfers from Stage 1 to Stage 2	(9,462,311)	9,462,311	—	—
Transfers from Stage 1 to Stage 3	(3,278,979)	—	3,278,979	—
Transfers from Stage 2 to stage 1	22,163,715	(22,163,715)	—	—
Transfers from Stage 2 to Stage 3	—	(2,707,010)	2,707,010	—
Transfers from Stage 3 to Stage 2	—	746,701	(746,701)	—
Transfers from Stage 3 to Stage 1	1,171,318	—	(1,171,318)	—
Financial assets derecognized during the period other than write-offs	(46,492,531)	(23,056,454)	(10,666,548)	(80,215,533)
New financial assets originated or purchased	152,427,910	30,522,084	9,337,360	192,287,354
Foreign exchange and other movements	60,514,540	5,932,842	(342,228)	66,105,154
Inflation Effect	(157,367,697)	(57,578,656)	(17,878,067)	(232,824,420)
Gross carrying amount as of December 31, 2022	345,057,548	59,478,106	21,256,631	425,792,285

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	301,237,408	33,113,283	7,252,475	341,603,166
Transfers:
Transfers from Stage 1 to Stage 2	(2,683,417)	2,683,417	—	—
Transfers from Stage 1 to Stage 3	(306,706)	—	306,706	—
Transfers from Stage 2 to Stage 1	6,849,837	(6,849,837)	—	—
Transfers from Stage 2 to Stage 3	—	(280,745)	280,745	—
Transfers from Stage 3 to Stage 2	—	66,910	(66,910)	—
Transfers from Stage 3 to Stage 1	46,340	—	(46,340)	—
Financial assets derecognized during the period other than write-offs	(102,487,078)	(5,665,314)	(2,636,810)	(110,789,202)
New financial assets originated or purchased	227,094,096	7,952,659	2,467,999	237,514,754
Foreign exchange and other movements	5,326,574	946,955	368,745	6,642,274
Inflation Effect	(146,592,669)	(16,114,083)	(3,529,308)	(166,236,060)
Gross carrying amount as of December 31, 2022	288,484,385	15,853,245	4,397,302	308,734,932

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	967,578,509	33,801,268	1,422,154	1,002,801,931
Transfers:
Transfers from Stage 1 to Stage 2	(665,540)	665,540	—	—
Transfers from Stage 1 to Stage 3	(255,703)	—	255,703	—
Transfers from Stage 2 to Stage 1	3,641,094	(3,641,094)	—	—
Transfers from Stage 2 to Stage 3	—	(14,672)	14,672	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(637,090,574)	(11,132,908)	(1,272,683)	(649,496,165)
New financial assets originated or purchased	814,445,099	2,747,286	176,058	817,368,443
Foreign exchange and other movements	44,688,624	(2,324)	503,019	45,189,319
Inflation Effect	(288,448,040)	(16,448,880)	(692,070)	(305,588,990)
Gross carrying amount as of December 31, 2022	903,893,469	5,974,216	406,853	910,274,538

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2021	340,540,087	11,384,395	8,630,898	360,555,380
Transfers:
Transfers from Stage 1 to Stage 2	(4,835,368)	4,835,368	—	—
Transfers from Stage 1 to Stage 3	(4,490,879)	—	4,490,879	—
Transfers from Stage 2 to Stage 1	2,890,092	(2,890,092)	—	—
Transfers from Stage 2 to Stage 3	—	(1,002,079)	1,002,079	—
Transfers from Stage 3 to Stage 2	—	59,015	(59,015)	—
Transfers from Stage 3 to Stage 1	492,246	—	(492,246)	—
Financial assets derecognized during the period other than write-offs	(4,880,277)	(1,806,648)	(3,797,975)	(10,484,900)
New financial assets originated or purchased	158,209,583	7,265,549	3,586,461	169,061,593
Foreign exchange and other movements	—	—	—	—
Inflation Effect	(165,718,729)	(5,540,045)	(4,200,097)	(175,458,871)
Gross carrying amount as of December 31, 2022	322,206,755	12,305,463	9,160,984	343,673,202

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2020	343,769,409	147,722,731	21,199,352	512,691,492
Transfers:
Transfers from Stage 1 to Stage 2	(24,353,507)	24,353,507	—	—
Transfers from Stage 1 to Stage 3	(7,160,779)	—	7,160,779	—
Transfers from Stage 2 to Stage 1	24,030,326	(24,030,326)	—	—
Transfers from Stage 2 to Stage 3	—	(10,011,916)	10,011,916	—
Transfers from Stage 3 to Stage 2	—	1,222,395	(1,222,395)	—
Transfers from Stage 3 to Stage 1	645,141	—	(645,141)	—
Financial assets derecognized during the period other than write-offs	(33,541,699)	(15,925,615)	(6,656,773)	(56,124,087)
New financial assets originated or purchased	90,812,821	37,371,767	17,950,811	146,135,399
Foreign exchange and other movements	46,033,242	7,472,736	(3,905,786)	49,600,192
Inflation Effect	(114,853,371)	(49,855,276)	(7,154,619)	(171,863,266)
Gross carrying amount as of December 31, 2021	325,381,583	118,320,003	36,738,144	480,439,730

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2020	310,987,242	38,096,531	7,024,110	356,107,883
Transfers:
Transfers from Stage 1 to Stage 2	(11,610,657)	11,610,657	—	—
Transfers from Stage 1 to Stage 3	(601,556)	—	601,556	—
Transfers from Stage 2 to Stage 1	5,831,753	(5,831,753)	—	—
Transfers from Stage 2 to Stage 3	—	(840,461)	840,461	—
Transfers from Stage 3 to Stage 2	—	140,495	(140,495)	—
Transfers from Stage 3 to Stage 1	192,707	—	(192,707)	—
Financial assets derecognized during the period other than write-offs	(121,979,493)	(7,678,208)	(2,630,203)	(132,287,904)
New financial assets originated or purchased	227,280,279	8,808,873	4,761,680	240,850,832
Foreign exchange and other movements	(3,907,078)	1,664,434	(641,345)	(2,883,989)
Inflation Effect	(104,955,789)	(12,857,285)	(2,370,582)	(120,183,656)
Gross carrying amount as of December 31, 2021	301,237,408	33,113,283	7,252,475	341,603,166

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2020	787,770,121	39,865,673	2,340,837	829,976,631
Transfers:
Transfers from Stage 1 to Stage 2	(10,752,480)	10,752,480	—	—
Transfers from Stage 1 to Stage 3	—	—	—	—
Transfers from Stage 2 to Stage 1	2,253,243	(2,253,243)	—	—
Transfers from Stage 2 to Stage 3	—	(853,309)	853,309	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(482,790,522)	(8,525,129)	(909,573)	(492,225,224)
New financial assets originated or purchased	681,349,422	16,588,494	1,079	697,938,995
Foreign exchange and other movements	174,843,635	(8,319,342)	(73,484)	166,450,809
Inflation Effect	(185,094,910)	(13,454,356)	(790,014)	(199,339,280)
Gross carrying amount as of December 31, 2021	967,578,509	33,801,268	1,422,154	1,002,801,931

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2020	262,330,753	7,220,399	6,975,012	276,526,164
Transfers:
Transfers from Stage 1 to Stage 2	(3,261,759)	3,261,759	—	—
Transfers from Stage 1 to Stage 3	(3,799,780)	—	3,799,780	—
Transfers from Stage 2 to Stage 1	2,411,298	(2,411,298)	—	—
Transfers from Stage 2 to Stage 3	—	(689,135)	689,135	—
Transfers from Stage 3 to Stage 2	—	30,773	(30,773)	—
Transfers from Stage 3 to Stage 1	488,500	—	(488,500)	—
Financial assets derecognized during the period other than write-offs	(4,303,118)	(1,276,805)	(4,384,804)	(9,964,727)
New financial assets originated or purchased	175,208,793	7,685,532	4,425,060	187,319,385
Foreign exchange and other movements	—	—	—	—
Inflation Effect	(88,534,600)	(2,436,830)	(2,354,012)	(93,325,442)
Gross carrying amount as of December 31, 2021	340,540,087	11,384,395	8,630,898	360,555,380
Use of information
Grupo Financiero Galicia, according to IFRS 9 standards, uses all information available, past, present and future to identify and estimate expected credit loss.
Operational Risk
The operational risk management is understood as the identification, assessment, monitoring, control and mitigation of this risk. It is an ongoing process carried out throughout the Group, which fosters a risk management culture at all organization levels through an effective policy and a program led by Senior Management.
Identification
The starting point of the operational risk management is the identification of risks and their association with the controls established to mitigate them, considering internal and external factors that may affect the process development. The results of this exercise are entered into a log of risks, which acts as a central repository of the nature and status of each risk and controls thereof.
Assessment
Once risks have been identified, the size in terms of impact, frequency and likelihood of risk occurrence is determined, considering the existing controls. The combination of impact with likelihood of occurrence determines the risk exposure level. Finally, the estimated risk levels are compared to pre-established criteria, considering the balance of potential benefits and adverse results.
Monitoring
The monitoring process allows detecting and correcting the possible deficiencies in operational risk management policies, processes and procedures and their update.
Risk Control and Mitigation
The control process ensures compliance with internal policies and analyzes risks and responses to avoid, accept, mitigate or share them, by aligning them with the risk tolerance defined.
IT Risk
The Group manages the IT risk inherent to its products, activities and business processes. It also manages the risk associated with the material information systems, technology and information security processes. It also covers the risks derived from subcontracted activities and from services rendered by providers.
Reputational Risk
The reputational risk may result from the materialization of other risks: Legal, Compliance, Operational, Technological, Strategic, Market, Liquidity, Credit, etc.
The groups of interest are at the core of management, being considered upon establishing any type of mitigation measure.
Banco Galicia’s reputational risk management function was allocated to the Compliance Management Division, seeking to obtain a more comprehensive vision and be able to make immediate decisions that protect the entity’s image and reputation by using tools that enable to monitor and follow up to the perception of different groups of interest.
Banco Galicia defined an internal policy to reduce the occurrence of reputational events with negative impact, by defining a governance model with roles and responsibilities, and identifying critical scenarios that require management and visibility.
Contacts have been established with key business areas, devising a work scheme based on synergy and ongoing communication in order to spread the risk culture across the organization.
The Reputational Crisis Committee is in charge of becoming aware of the events that may affect the Bank’s reputation. In the face of an event of such characteristics, all the necessary information is gathered in the shortest time possible in order to be able to make assertive decisions, formally declare the crisis situation, if appropriate, and define the action plan to alleviate the crisis. In addition, such committee determines the communication strategy to be followed, considering the groups of interest involved. Finally, the strategy and related actions are followed to tackle the crisis.
Strategic Risk
Strategic risk is that which arises from an inappropriate business strategy or an adverse change in forecasts, parameters, goals and other functions that support such strategy.
It represents the possibility of fluctuations in placements that prevent Banco Galicia or its subsidiaries from obtaining the expected results of operations. These potential affected results of operations would give rise to lower income or higher costs regardless of what was budgeted.
Money Laundering and Terrorist Financing Risk
As regards the control and prevention of asset laundering and funding of terrorist activities, Banco Galicia complies with the regulations set forth by the Argentine Central Bank, the Financial Information Unit and Law No. 25246, as amended, which creates the Financial Information Unit (UIF), within the purview of Argentina’s Ministry of Treasury and Public Finance with functional autarchy. The Financial Information Unit is in charge of analyzing, addressing and reporting the information received, in order to prevent and avoid both asset laundering and funding of terrorist activities.
The Bank has promoted the implementation of measures designed to fight against the use of the international financial system by criminal organizations. For such purposes, Banco Galicia has control policies, procedures and structures that are applied using a “risk-based approach”, which allow for the monitoring of transactions, pursuant to the “customer profile” (defined individually based on the information and documentation related to the economic and financial condition of the customer), in order to detect such transactions that should be considered unusual, and to report them to the UIF in applicable cases. The Anti-Money Laundering Management Division (“PLA”, as per its initials in Spanish) is in charge of managing this activity, through the implementation of control and prevention procedures as well as the communication thereof to the rest of the organization by drafting the related handbooks and training all employees. In addition, the management of this risk is regularly reviewed by Internal Audit.
The Bank has appointed a director as Compliance Officer, pursuant to Resolution 121/11, as amended, handed down by the UIF, who shall be responsible for ensuring compliance with and implementation of the proceedings and obligations on the issue.
The Bank contributes to the prevention and mitigation of risks from these transaction-related criminal behaviors, by being involved in the international regulatory standards adoption process.
Cybersecurity Risk
The use of technologies in place facilitates us a significant number of tools that expedite and improve the Bank’s processes, having a positive impact on our products and services. However, along with the above-mentioned benefits, risks and/or threats related to these new opportunities provided by digital technologies appear.
The cybersecurity-related risk is a matter inherent to the introduction of these new technologies. On one hand, such risk management stands out among Banco Galicia’s main goals, and, on the other, all the personnel’s as well as customers’ awareness of the considerations as regards the use of the above-mentioned technologies. In this respect, it is vital for the organization to understand thoroughly its internal processes, the tools used and the available techniques to mitigate cybersecurity-related risks.